Loans and financing - Variation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
As of December 31, 2020	R$ 151,757
Accrued interest	8,642	R$ 6,205	R$ 0
Payments of loans and financing	(150,000)	0	R$ 0
As of December 31, 2021	0	151,757
Standby Letter of Credit
Disclosure of detailed information about borrowings [line items]
As of December 31, 2020	151,757
Accrued interest	8,642
Payment of interest	(10,399)
Payments of loans and financing	R$ (150,000)
As of December 31, 2021		R$ 151,757
Interest rate	3.60%